Basis of preparation, material accounting policies, and future accounting changes	12 Months Ended
Dec. 31, 2024
Basis of preparation, significant accounting policies, and future accounting changes [Abstract]
Basis of preparation, material accounting policies, and future accounting changes [Text Block]

3) Basis of preparation, material accounting policies, and future accounting changes

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value and certain inventory balances carried at net realizable value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company's accounting policies.

These consolidated financial statements are presented in thousands of U.S. dollars, unless otherwise noted. References to the symbol "C$" or "CAD" mean the Canadian dollar, references to the symbol "EUR" mean the Euro and references to the symbol "R$" or "BRL" mean the Brazilian real, the official currency of Brazil.

The Company adopted the following IFRS amendments in 2024, which did not have a material effect on these consolidated financial statements.

  Amendments to IAS 1 Presentation of Financial Statements - Classification of Liabilities as Current or Non-current, clarifying the classification requirements in the standard for liabilities as current or non-current;
  Amendments to IAS 1 Presentation of Financial Statements - Non-current Liabilities with Covenants, clarifying the classification, presentation and disclosure requirements in the standard for noncurrent liabilities with covenants;
  Amendments to IFRS 16 Leases - Lease Liability in a Sale and Leaseback, clarifying subsequent measurement requirements for sale and leaseback transactions for seller-lessees; and
  Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures - Supplier Finance Arrangements, adding disclosure requirements that require entities to provide qualitative and quantitative information about supplier finance arrangements.

a) Basis of consolidation

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect those returns through the power to direct the relevant activities of the entity. Subsidiaries are consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating inter-entity balances and transactions.

The consolidated financial statements include the financial condition and results of operations of the Company and its subsidiaries as outlined below.

		December 31,
	Property				Accounting
Name	(Country)	2024	2023	Arrangement	Method
Largo Vanádio de Maracás S.A.	Maracás Menchen Mine (Brazil)	99.94%	99.94%	Subsidiary	Consolidation
Largo Titânio Ltda.	N/A (Brazil)	100%	100%	Subsidiary	Consolidation
Largo Commodities Trading Ltd.	N/A (Ireland)	100%	100%	Subsidiary	Consolidation
Largo Resources USA Inc.	N/A (USA)	100%	100%	Subsidiary	Consolidation
Largo Clean Energy Corp.	N/A (USA)	100%	100%	Subsidiary	Consolidation
Largo Physical Vanadium Corp.	N/A (Canada)	65.70%	65.70%	Subsidiary	Consolidation

b) Functional and presentation currency

The consolidated financial statements are presented in U.S. dollars which is the functional and reporting currency of the Company. The functional currency of the Company's subsidiaries is also the U.S. Dollar, other than its Brazilian subsidiaries, for which it is the Brazilian Real. The Company reconsiders the functional currency of its operations if there is a change in events and conditions which determine the primary economic environment. This is a significant judgment considering the significance of the revenues and costs to the Company's activities, and the primary economic environments in which the Company and its subsidiaries operate.

In preparing the financial statements of the individual entities, transactions in currencies other than the entity's functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items denominated in foreign currencies are translated at the rates prevailing on the transaction dates. Income and expenses are translated at the average exchange rates for the period where these approximate the rates on the dates of transactions.

Exchange differences are recognized in the consolidated statements of income (loss) and comprehensive income (loss) in the period in which they arise. All other foreign exchange gains and losses are presented in the consolidated statements of income (loss) and comprehensive income (loss) within "foreign exchange (loss)".

The financial statements of subsidiaries that do not have the U.S. dollar as the functional currency are translated into U.S. dollars as follows: assets and liabilities - at the closing rate at the date of the statement of financial position; income and expenses - at the average rate for the period (if this is considered a reasonable approximation to actual rates) or at the rate on the date of transaction. All resulting changes are recognized in other comprehensive income (loss) as foreign currency translation adjustments.

c) Material accounting policies

1. Inventories

Finished products inventory, work-in-process inventory and stockpiles are measured at the lower of weighted average production cost or average purchase cost and net realizable value. Warehouse materials are measured at the lower of average purchase cost and net realizable value. Net realizable value is calculated as the difference between the estimated selling price and estimated costs to complete processing into a saleable form and variable selling expenses. The Company's vanadium and ilmenite products are accounted for as finished products inventory.

Production costs include the cost of materials, labour, mine site production overheads, depreciation and conversion costs to the applicable stage of processing. Costs for shared processes are allocated between vanadium and ilmenite inventory through consideration of the estimated net realizable values of the two products.

The cost of ore stockpiles is increased based on the related current cost of production for the period and decreased using the weighted average cost per tonne. Stockpiles are segregated between current and non-current inventories in the consolidated statement of financial position based on the period of planned usage.

Provisions for redundant and slow-moving items are made by reference to specific items of inventory. The Company reverses provisions where there is a subsequent increase in net realizable value and where the inventory is still on hand.

Spare parts, stand-by and servicing equipment held are generally classified as inventories. Major capital spare parts and stand-by equipment (insurance spares) are classified as a component of mine properties, plant and equipment.

2. Vanadium assets

Vanadium assets are the quantities of vanadium owned by Largo Physical Vanadium Corp. ("LPV"), or owned by another Largo entity pending future transfer to LPV, that are intended to be held for long-term price appreciation. This differs from the quantities held for sale to customers that are recognized as finished products inventory. Vanadium assets are measured at cost less accumulated impairment losses. The initial cost of vanadium assets comprises its purchase price or cost of production. Purchased vanadium assets are recognized on the date that control of the vanadium asset passes to the Company.

3. Mine properties, plant and equipment

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation obligation, and for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire or construct the asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use. The capitalized value of a right of use asset is also included within mine properties, plant and equipment.

When a mine construction project moves into the production stage, the capitalization of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for costs which qualify for capitalization relating to mining asset additions or improvements, or mineable reserve development.

When parts of an item of plant and equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

4. Depreciation

Effective from the point an asset is available for its intended use, mine properties, plant and equipment are depreciated using either the straight line, or units-of-production methods over the shorter of the estimated economic life of the asset or the mining operation. Depreciation and amortization are determined based on the method which best represents the use of the assets.

The reserve and resource estimates for each mining operation are the prime determinants of the life of a mine. In general, when the useful life of mine properties, plant and equipment is akin to the life of the mining operation and the ore body's mineralization is reasonably well defined, the asset is depreciated on a units-of-production basis over its proven and probable mineral reserves. The Company evaluates the estimate of mineral reserves and resources at least on an annual basis and adjusts the units-of- production calculation prospectively. In 2024 and 2023, the Company has not incorporated any non- reserve material in its depreciation calculations on a units-of-production basis. Life of Mine ("LOM") plans are typically developed annually and are based on management's current best estimates of optimized mine and processing plans, future operating costs and the assessment of capital expenditures of a mine site. Any change in the useful life is adjusted prospectively.

The estimated useful lives for buildings, machinery and equipment ranges from 10 to 30 years. Office equipment and computers are depreciated using the straight-line method, with estimated useful lives of 5 years and 3 years, respectively. Vehicles are depreciated using the declining balance method using a rate of 20%.

Costs associated with stripping activities in an open pit mine are expensed within cost of sales unless the stripping activity can be shown to improve access to further quantities of ore that will be mined in future periods, in which case, the stripping costs are capitalized to mining properties within property, plant and equipment. Furthermore, stripping costs are capitalized to inventory to the extent that the benefits of the stripping activity relate to production inventories or ore stockpiles. Capitalized stripping costs are depreciated over the reserves that directly benefit from the specific stripping activity using the units-of-production method. Capitalized borrowing costs are amortized over the useful life of the related asset. Residual values, useful lives and amortization methods are reviewed at least annually and adjusted if appropriate. The impact of changes to the estimated useful lives, change in depreciation method or residual values is accounted for prospectively.

5. Impairment of non-financial assets

The carrying values of capitalized exploration and evaluation properties, development properties, mine properties, plant and equipment, vanadium assets and other intangible assets are assessed by management for impairment when indicators of such impairment exist. If any indication of impairment exists an estimate of the asset's recoverable amount is calculated. The recoverable amount is determined as the higher of the fair value less costs of disposal ("FVLCD") of the asset and the asset's value in use ("VIU").

Impairment is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, the individual assets of the Company are grouped together into cash generating units ("CGUs") for impairment purposes. Such CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets or other groups of assets. This generally results in the Company evaluating its non-financial assets on a mine or project basis.

If the carrying amount of the asset or CGU exceeds its recoverable amount, the asset or CGU is impaired, and an impairment loss is charged to the consolidated statement of income (loss) and comprehensive income (loss) so as to reduce the carrying amount to its recoverable amount.

6. Assets and liabilities held for sale and discontinued operations

Non-current assets and disposal groups are classified as held for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use. The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset or disposal group and the sale expected to be completed within one year from the date of the classification.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and FVLCD. If the FVLCD is lower than the carrying amount, an impairment loss is recognized in the consolidated statements of income (loss) and comprehensive income (loss). Non- current assets are not depreciated once classified as held for sale and assets and liabilities classified as held for sale are presented separately as current items in the consolidated statements of financial position.

7. Revenues

Revenues include sales of vanadium products and ilmenite products and will include the sale of a vanadium flow battery in future periods. The Company's three principal vanadium products are vanadium pentoxide ("V2O5"), ferrovanadium ("FeV"), and vanadium trioxide ("V2O3"). The Company recognizes revenue when it transfers control of a product to the customer. The principal activity from which the Company generates its revenue is the sale of vanadium products to third parties, and also from the sale of ilmenite to third parties. Delivery of the vanadium and ilmenite product is considered to be the only performance obligation. Revenues are measured based on the consideration specified in the contract with the customer.

For contracts that are assessed as being a sale with a right of return, revenues are recognized to the extent that it is highly probably that a significant reversal in the amount of the cumulative revenue recognized will not occur. Therefore, the amount of revenues recognized is adjusted for this constrained variable consideration. In these circumstances, a refund liability ("revenues subject to refund") and a right to recover returned goods asset ("inventory subject to return") are recognized. Inventory subject to return is measured at the former carrying amount of the inventory less any expected costs to recover the vanadium.

The Company reviews its assessment of constraints on variable consideration at each reporting date and updates the amounts of the asset and liability accordingly.

The Company assessed the terms of its 10-year off-take agreement for the purchase of vanadium products and concluded that it will be acting as a principal, and not as an agent. Accordingly, revenues from the sale of these purchased vanadium products will be accounted for in accordance with the policy above.

Revenues are recognized on the sale of vanadium flow batteries as the Company satisfies the performance obligations in its contracts. For the Company's current vanadium flow battery contract, the performance obligation is assessed to be the acceptance of the installed vanadium flow battery by the customer.

8. Deferred revenue

Deferred revenue is recognized in the consolidated statement of financial position when a cash prepayment is received from a customer prior to the recognition of revenue. Revenue is subsequently recognized in the consolidated statement of income (loss) and comprehensive income (loss) when control has been transferred to the customer. The Company determines the current portion of deferred revenue based on quantities anticipated to be delivered over the next twelve months.

9. Taxation

Income and deferred income tax expense or recovery is comprised of current and deferred tax. Current and deferred taxes are recognized in the consolidated statement of income (loss) and comprehensive income (loss) except to the extent that they relate to an asset acquisition, or items recognized directly in equity or in other comprehensive income (loss). The Company recognizes liabilities for anticipated tax audit issues based on estimates of whether it is probable that additional taxes will be due.

• Current tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using the tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of the previous years.

• Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

10. Financial instruments

Financial instruments are recognized on the consolidated statement of financial position on the trade date, the date on which the Company or its subsidiaries become party to the contractual provisions of the financial instrument. All financial instruments are required to be classified and measured at fair value on initial recognition. A financial asset is derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset or when cash flows expire. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of income (loss) and comprehensive income (loss). Certain financial instruments are recorded at fair value in the consolidated statement of financial position.

Subsequent to initial recognition, non-derivative financial instruments are classified and measured as described below.

Amortized cost

Amounts receivable are classified as and measured at amortized cost using the effective interest rate ("EIR") method, less expected credit losses. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. EIR amortization is included in finance costs in the consolidated statement of income (loss) and comprehensive income (loss).

Non-derivative financial liabilities

Accounts payable and accrued liabilities, debt, and other long-term liabilities are classified as and accounted for at amortized cost, using the EIR method. The amortization of any long-term debt issue costs is calculated using the EIR method. Gains and losses are recognized in the consolidated statement of income (loss) and comprehensive income (loss) when the liabilities are derecognized, as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm's length market transactions; reference to the current fair value of another instrument that is substantially the same; discounted cash flow analysis or other valuation models.

Impairment of financial assets

The Company recognizes loss allowances for expected credit losses ("ECLs") on its financial assets measured at amortized cost. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company's historical experience and informed credit assessment and including forward-looking information. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 60 days past due and considers a financial asset to be in default if it is more than 120 days past due. The Company does not have a history of any defaults or non-collections.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls, which is the difference between the cash flows due to the Company and the cash flows expected to be received.

11. Provisions

• General

Provisions are recognized when (a), the Company has a present obligation (legal or constructive) as a result of a past event, and (b), it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the consolidated statement of income (loss) and comprehensive income (loss), net of any reimbursements received, or virtually certain to be received. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the consolidated statement of income (loss) and comprehensive income (loss).

• Environmental rehabilitation

The Company records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling and removing structures, rehabilitating mines and tailings ponds, dismantling operating facilities, closure of plant and waste sites, and restoration, reclamation and re-vegetation of affected areas.

The obligation generally arises when the asset is installed or the ground / environment is disturbed at the production location. When the liability is initially recognized, the present value of the estimated cost is capitalized by increasing the carrying amount of the related asset. Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognized in the consolidated statement of income (loss) and comprehensive income (loss). Additional disturbances or changes in rehabilitation costs will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. For closed sites, changes to estimated costs are recognized immediately in the consolidated statement of income (loss) and comprehensive income (loss).

12. Loss per share

Loss per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings (loss) per share reflects the potential dilution of common share equivalents, such as outstanding stock options, warrants and restricted share units, in the weighted average number of common shares outstanding during the period, if dilutive. In the Company's case, diluted loss per share is the same as basic loss per share in the current period presented as the effects of including all convertible securities would be anti-dilutive. If the number of ordinary or potential ordinary shares outstanding increases as a result of a capitalization, bonus issue or share split, or decreases as a result of a reverse share split, the calculation of basic and diluted earnings per share for all periods presented shall be adjusted retrospectively. If these changes occur after the reporting period but before the financial statements are authorized for issue, the per share calculations for those and any prior period financial statements presented shall be based on the new number of shares.

d) Critical judgments and estimation uncertainties

The preparation of consolidated financial statements in conformity with IFRS requires the Company's management to make judgments, estimates and assumptions about the carrying amount of its assets and liabilities that are not readily apparent from other sources. These estimates and assumptions are based on management's best knowledge of the relevant facts and circumstances taking into account previous experience, but actual results may differ from the amounts included in the consolidated financial statements.

The following are the critical judgments and areas involving estimates that management has made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

1. Assessment of variable consideration

The assessment of constraints over variable consideration for sales with a right of return includes an assessment of whether it is highly probably that a significant reversal in the amount of the cumulative revenue recognized will not occur. This includes consideration of market factors that are outside of the Company's control. The amount of revenues recognized is adjusted for variable consideration that is considered to be constrained by not satisfying the highly probable threshold.

The Company reviews its assessment of constraints on variable consideration at each reporting date and updates the amounts of the asset and liability accordingly. Changes in this assessment could have a material effect in the future on the Company's results of operations. Refer to note 23.

2. Determination of net realizable value

The Company carries its inventory at the lower of cost and net realizable value. The Company estimates the selling price of its finished products inventory through reference to applicable index prices for vanadium and ilmenite and applies any premiums or discounts in accordance with contract terms.

3. Determination of mineral reserve and resource estimates

The estimates for mineral reserves and mineral resources are determined based on a professional evaluation using accepted international standards for the assessment of mineral reserves and resources. The assessment involves geological and geophysical studies and economic data and the reliance on a number of assumptions. The estimates of the reserves and resources may change based on additional knowledge gained subsequent to the initial assessment. This may include additional data available from continuing exploration, results from the reconciliation of actual mining production data against the original reserve and resource estimates, or the impact of economic factors such as changes in the price of commodities or the cost of components of production.

A number of accounting estimates are impacted by the mineral reserve and resource estimates:

• Capitalization and depreciation of stripping costs;

• Determination of the useful life of mine properties, plant and equipment and measurement of the depreciation expense;

• Impairment analysis of non-financial assets including evaluation of estimated future cash flows of CGUs; and

• Estimates of the timing of outlays for environmental rehabilitation obligations.

A change in the original estimate of reserves and resources could have a material effect in the future on the Company's financial position and its financial performance.

4. Valuation of mine properties, plant and equipment, development properties, exploration and evaluation properties and other intangible assets

The Company carries its mine properties, plant and equipment, development properties, exploration and evaluation properties and other intangible assets at cost less accumulated depreciation and any provision for impairment.

The Company undertakes a review of the carrying values of mine properties, plant and equipment, development properties, exploration and evaluation properties and other intangible assets whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts determined by reference to estimated future operating results and, for mine properties, discounted net future cash flows.

In undertaking the assessment of whether impairment indicators exist, management is required to apply significant judgment in assessing whether changes to certain external and internal factors would be considered an indicator of impairment. Internal and external factors, such as (i) changes in future production and sales volumes; (ii) changes in quantity and grade of the recoverable reserves and resources; (iii) changes in vanadium prices, capital and operating costs; (iv) the Company's market capitalization and (v) changes in discount rates, are evaluated by management in determining whether there are any indicators of impairment. Estimated quantities and grades of the recoverable reserves and resources are based on information compiled by qualified persons (management's experts).

If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. An impairment loss is recognized when the carrying value of those assets is not recoverable. In undertaking this review, management of the Company is required to make significant estimates of, amongst other things, future production and sale volumes, reserve and resource quantities, metal prices, future capital and operating costs, discount rates and reclamation costs to the end of the mine's life. These estimates are subject to various risks and uncertainties which may ultimately have an effect on the expected recoverability of the carrying values of the Company's mine properties, plant and equipment (see note 8) and other intangible assets (see note 7).

December 31, 2023

At December 31, 2023, the decline in the Company's market capitalization and significant deficit compared with the carrying amount of the Company's net assets was considered by the Company to be an indicator of impairment for the Company's Mine Properties and Clean Energy CGUs.

An impairment test was performed for the Mine Properties CGU and it was determined that its estimated recoverable amount exceeded its carrying amount and no impairment charge was required.

The recoverable amount of the Mine Properties CGU was determined by calculating the FVLCD. The FVLCD was determined by calculating the net present value of the estimated future cash flows (level 3 of the fair value hierarchy). The significant estimates and assumptions used in determining the FVLCD were reserves and resources, the life-of-mine production profile, future capital and operating expenditures, future vanadium and ilmenite prices, future foreign exchange rates and the discount rate. The estimate of future cash flows was derived from an updated life-of-mine plan. Management estimated vanadium prices based on current pricing data and anticipated market supply and demand dynamics, and used an estimated vanadium price of $6.68 per pound for 2024, increasing to $8.50 per pound for 2027 onwards. An estimated ilmenite price of $200 per tonne for 2024 was used, increasing to $213 per tonne in 2027 onwards. The future cash flows used to calculate the FVLCD were discounted using a real weighted average cost of capital of 10.5%.

An impairment test was performed for the Clean Energy CGU and it was determined that, based on market indications, its estimated recoverable amount exceeded its carrying amount and no impairment charge was required.

December 31, 2024

At December 31, 2024, no indicators of impairment were identified for the Company's Mine Properties and Clean Energy CGUs as a result of the new technical report.

5. Estimates of provisions for environmental rehabilitation

The Company has obligations for environmental rehabilitation related to its mine and development properties. The future obligations for mine closure activities are estimated by the Company using mine closure plans or other similar studies which outline the requirements that will be carried out to meet the obligations. Because the obligations are dependent on the Brazilian laws and regulations under which the mines operate, the requirements could change as a result of amendments in the laws and regulations relating to environmental protection and other legislation affecting resource companies.

As the estimate of obligations is based on future expectations, a number of estimates and assumptions are made by management in the determination of environmental rehabilitation provision. The environmental rehabilitation provisions are more uncertain the further into the future the mine closure activities are to be carried out.

The Company's policy for recording reclamation and other closure provisions is to establish provisions for future costs based on the present value of the future cash flows required to satisfy the environmental obligations based on Brazilian laws and regulations. This provision is updated as the estimate for future closure costs change. The amount of the present value of the provision is added to the cost of the related development asset or mine property and will be depreciated over the life of the mine. The provision is accreted to its future value over the life of mine through a charge to finance costs in the consolidated statement of income (loss) and comprehensive income (loss). Refer to note 12(c).

e) Accounting standards issued but not yet effective

A number of new accounting standards are effective for annual reporting periods beginning after January 1, 2025 and earlier adoption is permitted. However, the Company has not early adopted the following new accounting standard in preparing these consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:

• Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.

• Management-defined performance measures ("MPMs") are disclosed in a single note in the financial statements.

• Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures

These amendments apply for annual reporting periods beginning on or after January 1, 2026 and clarify both the classification of financial assets linked to environmental, social and governance as well as the timing in which a financial asset or financial liability is derecognized when using electronic payment systems.

The Company is still in the process of assessing the impacts that this new standard and amendments will have on the Company's consolidated financial statements.